Provisions - Summary of Provisions by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Provisions [Abstract]
Reorganisation provisions	€ 1,097	€ 1,482	€ 670
Other provisions	616	546	€ 294
Provisions	€ 1,713	€ 2,028